Vanguard Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.9%)
Alabama (1.1%)
	Alabama Docks Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/20	5,000	5,046
	Alabama GO	4.000%	11/1/30	6,195	7,232
	Alabama GO	4.000%	11/1/31	6,445	7,475
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	392
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	422
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	589
	Birmingham AL GO	5.000%	3/1/37	2,500	2,756
	Birmingham Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,866
	Birmingham Water Works Board Water Revenue	5.000%	1/1/43	5,010	6,057
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	27,670
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,854
	Huntsville AL GO	5.000%	5/1/26	325	336
	Huntsville AL GO	5.000%	5/1/32	3,190	4,100
	Jefferson County AL Board of Education	5.000%	2/1/46	3,000	3,621
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,121
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,819
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	18,122
[2,3]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/2023	0.000%	10/1/42	12,500	12,320
[3]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/2023	0.000%	10/1/46	1,100	1,078
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,837
	Selma Industrial Development Board Industrial Revenue	5.375%	12/1/35	2,000	2,093
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	1,255	1,390
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	3,335	3,711
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/46	7,040	8,363
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	5,392
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,000	1,256
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,246
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	927
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,760
					166,113
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	6,620	7,854
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	3,995	4,705
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/41	6,000	6,243
					18,802
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,527
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,515
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,305
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,588
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,738
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,392
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,383
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,628
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,359
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,772
	Arizona IDA Parking Auto Parking Revenue	5.000%	5/1/48	25	26
	Arizona IDA Parking Auto Parking Revenue	5.000%	5/1/51	525	536
	Arizona State University College & University Revenue	5.000%	7/1/37	1,000	1,152
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	5,390
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	13,895
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,691
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	639
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,365
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	549
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	676
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,501
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,804
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,730
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	17,000	19,311
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	6,080

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,782
Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	6,038
Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	677
Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	433
Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	616
Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	737
Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	912
Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	725
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	8,491
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,807
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,000	3,368
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	4,500	5,144
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/49	5,550	6,301
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,030	8,614
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	4,036
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/32	3,000	3,906
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,765
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,623
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,703
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,880
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	4,285
Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	4,389
Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	4,036
Phoenix Industrial Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,189
Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,182
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,904
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,040	12,931
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	12,871
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/20	515	522
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,606
Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	3,025
					206,088
Arkansas (0.1%)
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,994
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	2,157
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,681
	University of Arkansas College & University Revenue	5.000%	11/1/31	2,170	2,485
	University of Arkansas College & University Revenue	5.000%	11/1/32	2,855	3,260
					15,577
California (10.5%)
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,898
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/31	8,450	6,587
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	12,130	8,787
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,660
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.250%	12/1/29	8,300	9,657
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	6,580	7,556
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	4,855	5,534
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	8,000	9,460
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,621
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	1,123
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	36
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,561
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	10,000	11,280
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	16,427
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,050	1,746
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	5,040
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,450	24,899
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/49	5,000	5,985
	California GO	5.000%	10/1/29	5,000	5,924
	California GO	5.000%	10/1/30	12,600	14,906
	California GO	5.000%	9/1/31	15,050	18,896
[2]	California GO	5.250%	8/1/32	5,000	7,271
	California GO	5.000%	3/1/33	3,000	4,110
	California GO	5.000%	4/1/33	5,545	6,393
	California GO	4.000%	8/1/33	5,000	5,909
	California GO	5.000%	8/1/33	16,100	20,049
	California GO	5.000%	3/1/34	10,000	13,645
	California GO	5.000%	3/1/34	2,500	3,411
	California GO	5.000%	8/1/34	5,025	6,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/35	1,170	1,450
	California GO	5.000%	9/1/35	13,255	16,468
	California GO	5.000%	10/1/35	2,190	2,685
	California GO	5.000%	9/1/36	3,250	3,534
	California GO	3.000%	10/1/36	5,400	6,052
	California GO	3.000%	10/1/37	4,750	5,289
	California GO	5.000%	9/1/42	11,360	12,314
	California GO	5.000%	2/1/43	5,500	6,023
	California GO	5.000%	4/1/43	1,000	1,101
	California GO	5.000%	11/1/43	5,075	5,698
	California GO	5.000%	12/1/43	8,250	9,286
	California GO	5.000%	8/1/45	7,280	8,604
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,217
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,545	4,426
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	5,000	5,677
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	2,953
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	10,000	11,283
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	29,100	34,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,838
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,641
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	5,632
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	6,073
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	7,800	9,474
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	5,000	5,883
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	20,000	24,346
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.875%	8/15/20	6,000	6,011
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	8/15/20	15,000	15,027
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue	5.000%	2/1/34	13,800	15,099
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/31	2,075	2,506
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,550
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	8,497
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,560	5,171
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,000	5,670
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,090	6,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/43	1,000	1,166
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	5,630	6,385
	California State Public Works Board Lease (Abatement) Revenue	5.500%	11/1/30	1,320	1,526
	California State Public Works Board Lease (Abatement) Revenue	5.000%	11/1/31	5,035	6,866
	California State Public Works Board Lease (Abatement) Revenue	5.250%	11/1/32	7,280	8,318
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/31	1,000	1,376
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/32	1,000	1,366
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/33	1,395	1,893
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	3/1/34	1,500	2,032
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	4/1/37	14,705	15,693
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	11/1/37	5,000	5,450
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,548
	California State University College & University Revenue	5.000%	11/1/36	6,010	7,533
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,370
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,525
	California State University College & University Revenue	5.000%	11/1/42	5,000	6,188
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,805
	California State University College & University Revenue	5.000%	11/1/45	1,020	1,230
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	24,250	25,668
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,781
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,499
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	1,685	2,281
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	11,255
[2]	California Statewide Communities Development Authority Miscellaneous Revenue	5.000%	11/15/49	6,200	7,076
	Carlsbad Unified School District GO	3.125%	8/1/48	6,000	6,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Castro Valley Unified School District GO	4.000%	8/1/46	5,250	6,036
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	4,940	5,718
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	4,050	4,653
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	4,044
[2]	Charter Oak Unified School District GO	5.000%	8/1/40	5,270	6,253
[2]	Chino Public Financing Authority	5.000%	9/1/31	1,050	1,243
[2]	Chino Public Financing Authority	5.000%	9/1/33	3,130	3,678
[2]	Chino Public Financing Authority	5.000%	9/1/34	1,100	1,290
[2]	Chino Public Financing Authority	5.000%	9/1/35	865	1,011
	Chino Valley Unified School District GO	5.000%	8/1/55	750	975
	Chula Vista Municipal Financing Authority	5.000%	9/1/34	2,840	3,167
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,723
	Coast Community College District GO	4.000%	8/1/32	7,205	8,330
	Coast Community College District GO	3.000%	8/1/39	4,300	4,685
	Corona-Norco Unified School District	5.000%	9/1/32	1,500	1,707
	Corona-Norco Unified School District GO	5.000%	8/1/44	6,625	8,163
[2]	East Side Union High School District GO	3.000%	8/1/34	4,600	5,046
	El Camino Community College District Foundation GO	4.000%	8/1/41	7,000	7,965
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,480	1,732
	Elk Grove Unified School District GO	4.000%	8/1/48	21,670	24,537
	Escondido CA GO	5.000%	9/1/32	3,855	4,652
	Escondido CA Union School District GO	4.000%	8/1/47	7,500	8,617
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,568
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,337
	Foothill-De Anza Community College District GO	5.000%	8/1/36	1,645	1,924
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.750%	1/15/46	11,000	12,282
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,443
	Gilroy Unified School District GO	4.000%	8/1/46	2,000	2,259
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,044
	Glendale CA Community College District GO	5.000%	8/1/37	1,750	2,190
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	2,143
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	2,103
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,367
	Hartnell Community College District GO	3.000%	8/1/48	3,000	3,230
[1]	Hayward Unified School District GO	4.000%	8/1/43	8,500	9,985
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	7,114
	Imperial Irrigation District Electric System Electric Power & Light Revenue, Prere.	6.250%	11/1/20	2,225	2,258
[1]	Irvine Unified School District	4.000%	9/1/44	1,200	1,395
[1]	Irvine Unified School District	4.000%	9/1/54	2,750	3,164
[1]	Jefferson Union High School District GO	5.000%	8/1/29	1,880	2,296
[1]	Jefferson Union High School District GO	5.000%	8/1/31	3,265	3,955
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	5,133
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,750
	Long Beach Unified School District GO	3.000%	8/1/47	5,000	5,342
	Los Angeles CA Community College District GO	4.000%	8/1/32	10,020	11,276
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,785	5,359
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	7,569
	Los Angeles CA Unified School District GO	5.000%	7/1/36	520	660
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,964
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,821
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	7,600	8,756
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	11,816
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	10,579
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,557
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	8,468
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	7,593
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,813
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,905
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	7,928
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/43	9,000	9,709
	Los Angeles Department of Water & Power Power System Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,285
	Los Angeles Department of Water Revenue	5.000%	7/1/43	5,000	5,399
	Los Angeles Department of Water Revenue	5.000%	7/1/43	3,500	3,779
	Los Angeles Department of Water Revenue	5.000%	7/1/46	5,220	6,280
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	4,560	5,213
	Martinez Unified School District GO	4.000%	8/1/48	9,020	10,175
	Mesa Water District COP	4.000%	3/15/40	325	399
	Mesa Water District COP	4.000%	3/15/45	1,450	1,756
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	1,745	2,094
[5]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	6,965	7,453
	Monterey Peninsula Unified School District GO	4.000%	8/1/41	5,000	5,689
	Monterey Peninsula Unified School District GO	4.000%	8/1/45	2,110	2,385
[3]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28	3,025	3,531
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,745	1,769
	Newport Beach CA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	12/1/21	3,500	3,767
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,510	6,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland CA GO	5.000%	1/15/35	4,105	4,986
[2]	Oakland Unified School District GO	5.000%	8/1/29	1,540	1,837
[2]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,189
[7]	Oxnard Union High School District GO	5.000%	8/1/45	2,500	3,169
	Palomar Health GO	0.000%	8/1/37	5,415	3,549
[8]	Palomar Health GO	7.000%	8/1/38	10,000	14,610
	Poway Unified School District GO	0.000%	8/1/51	20,000	8,280
	Riverside Community College District GO	5.000%	8/1/29	5,870	7,169
	Riverside Community College District GO	5.000%	8/1/30	5,555	6,757
	Riverside County Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/29	9,420	11,549
	Riverside County Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/40	8,330	10,052
	Riverside County Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/45	10,000	11,988
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	5,014
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,591
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/44	3,000	3,283
	Riverside County Transportation Commission Highway Revenue	5.750%	6/1/48	1,000	1,092
[6]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,669
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,621
	San Bernardino County CA COP, ETM	6.875%	8/1/24	10,745	12,158
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,250	2,479
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	3,750	4,286
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,790
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,361
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	9,952
	San Diego CA Unified School District GO	4.000%	7/1/45	9,000	10,061
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,304
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,207
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	5,450	5,956
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,600	1,997
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	2,000	2,479
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	1,500	1,834
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,891
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,722
	San Dieguito Union High School District GO	4.000%	8/1/32	4,960	5,735
	San Dieguito Union High School District GO	4.000%	8/1/33	1,820	2,089
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	9,199
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,501
	San Francisco CA City & County GO	5.000%	6/15/31	1,500	1,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	9,274
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	10,286
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	9,348
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,249
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	2,290	2,678
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,885	3,368
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	2,105	2,455
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	3,670	4,275
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/44	3,850	4,479
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/45	2,565	2,982
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,000	2,263
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	11,583
[2]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,434
[2]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,332
[6]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	9,250	8,445
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	1,400	1,580
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	1,650	1,833
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	4,150
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,368
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project)	5.000%	3/1/43	4,640	5,141
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	7,250	8,726
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,916
	San Mateo Union High School District GO	4.000%	9/1/31	6,240	7,273
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,551
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,526
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,725
	Santa Clara Unified School District GO	4.000%	7/1/41	10,000	11,454
[2]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,979
[2]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,336
	Southwestern Community College District GO	5.000%	8/1/44	7,800	9,268
[2]	Stockton Unified School District GO	5.000%	8/1/42	4,650	5,284
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,336
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,607
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,692
	University of California College & University Revenue	5.000%	5/15/35	10,045	12,638
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,483
	University of California College & University Revenue	5.000%	5/15/38	20,025	22,450
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,279
	University of California College & University Revenue	5.250%	5/15/38	10,000	11,593
	University of California College & University Revenue	5.000%	5/15/43	9,000	11,970
	University of California College & University Revenue	5.000%	5/15/44	4,000	4,570
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,746
	University of California College & University Revenue	4.000%	5/15/47	9,000	10,366
	University of California College & University Revenue	4.000%	5/15/47	5,500	6,621
	University of California College & University Revenue	4.000%	5/15/50	6,500	7,783
	University of California College & University Revenue	5.000%	5/15/58	15,000	18,664
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,765	2,252
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	2,150	2,744
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,171
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	6,216
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,865
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	9,699
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,978
[2]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	6,023
[1]	Western Placer Unified School District GO	4.000%	8/1/47	5,000	5,745
	Whittier CA Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	10,500	11,638
					1,574,804
Colorado (2.7%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	8,000	10,032
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,272
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,749
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/41	2,000	2,368
	Colorado COP	4.000%	11/1/30	12,675	13,939
	Colorado COP	5.000%	12/15/33	4,750	6,470
	Colorado COP	4.000%	12/15/34	4,950	6,186
	Colorado COP	4.000%	3/15/44	3,700	4,217
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,735
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,994
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,616
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	8,270
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,000	3,804
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,000	5,207
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,710
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,969
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,835
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,512
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	8,392
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	7,000	7,826
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	24,051
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	5,695	6,325
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	2/1/21	4,000	4,099
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	1,900	2,055
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	3,250	3,508
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	15,000	16,120
[7]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	15,000	18,034
[2]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,603
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	8,000	8,805
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	6,167
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	12,559
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,553
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/31	5,000	6,665
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/23	20,775	20,354
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,280
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,638
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,638
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	5.000%	12/15/30	5,300	6,521
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	4.000%	12/15/31	4,515	5,207
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/32	4,015	5,300
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	7,007
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/34	5,000	5,009
	Regional Transportation District Appropriations Revenue (Denver Transit Partners Project)	6.000%	1/15/41	15,015	15,041
	Regional Transportation District COP	5.000%	6/1/30	3,000	3,984
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,962
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	6,956
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	5,363
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/32	2,000	2,705
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,510
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	3,434
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,830	2,444
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,845	3,786
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	5,419
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,873
	Thornton CO COP	4.000%	12/1/39	7,305	8,502
	University of Colorado College & University Revenue	4.000%	6/1/34	4,285	5,141
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	11,763
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	6,454
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	5,545
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	4,394
	Weld County School District No. 6 Greeley GO	5.000%	12/1/35	3,250	4,369
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	5,563
					408,633
Connecticut (0.7%)
	Connecticut GO	5.000%	2/15/25	1,900	2,276
	Connecticut GO	5.000%	2/15/26	1,550	1,908
	Connecticut GO	5.000%	4/15/26	3,000	3,709
	Connecticut GO	5.000%	2/15/27	2,000	2,521
	Connecticut GO	5.000%	4/15/28	5,000	6,472
	Connecticut GO	5.000%	10/15/31	1,850	2,011
	Connecticut GO	4.000%	6/1/33	850	1,036
	Connecticut GO	5.000%	10/15/33	4,500	5,486
[1]	Connecticut GO	5.000%	4/15/34	2,120	2,748
	Connecticut GO	4.000%	6/1/34	2,500	3,037
	Connecticut GO	4.000%	6/15/34	4,000	4,454
	Connecticut GO	4.000%	6/1/35	4,470	5,406
	Connecticut GO	4.000%	6/1/36	1,000	1,204
	Connecticut GO	4.000%	6/1/38	750	897
[1]	Connecticut GO	5.000%	4/15/39	5,050	6,441

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/32	1,215	1,249
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	905	941
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	5,085	6,492
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	2,025	2,415
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	6,515	7,355
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	13
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	4,274
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	7,010	8,098
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	10,000	11,132
Metropolitan District GO	5.000%	7/15/33	1,045	1,313
Metropolitan District GO	5.000%	7/15/36	1,750	2,175
Metropolitan District GO	4.000%	7/15/37	1,000	1,165
Metropolitan District GO	4.000%	7/15/40	1,115	1,288
Rocky Hill CT GO	3.000%	1/15/35	1,615	1,778
Rocky Hill CT GO	3.000%	1/15/36	1,565	1,716
University of Connecticut College & University Revenue	5.000%	2/15/32	1,110	1,289
University of Connecticut College & University Revenue	5.000%	2/15/33	2,415	2,795
				105,094
Delaware (0.2%)
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,459
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/43	5,000	5,485
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	10,141
University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,887
University of Delaware College & University Revenue	5.000%	11/1/42	1,090	1,717
University of Delaware College & University Revenue	5.000%	11/1/43	1,540	2,447
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,247
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,000	1,129
				31,512
District of Columbia (2.0%)
District of Columbia College & University Revenue	5.000%	10/1/47	7,000	8,007
District of Columbia GO	5.000%	6/1/28	2,750	3,348
District of Columbia GO	5.000%	6/1/32	4,500	5,240
District of Columbia GO	4.000%	6/1/34	8,000	9,506
District of Columbia GO	5.000%	10/15/37	10,000	13,168
District of Columbia GO	5.000%	6/1/38	10,025	11,599
District of Columbia GO	5.000%	6/1/42	5,235	6,506

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	10,832
District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	10,908
District of Columbia Income Tax Revenue	5.000%	3/1/36	5,275	7,112
District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	11,844
District of Columbia Income Tax Revenue	4.000%	3/1/39	20,000	24,302
District of Columbia Income Tax Revenue	5.000%	3/1/40	6,515	8,662
District of Columbia Income Tax Revenue	4.000%	3/1/45	1,015	1,221
District of Columbia Income Tax Revenue	4.000%	5/1/45	7,000	8,443
District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	3,580	4,512
District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	3,085	3,888
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	7,179
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	8,705	10,643
District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	10,000	10,876
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,200
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	51,035	56,196
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	22,755	24,958
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	7,500	7,813
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,503
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,558
Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,195
Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,611
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/31	6,500	8,981
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	3,885	5,323
Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	9,963
				302,097
Florida (4.0%)
Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	11,213
Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,945
Broward County FL Half-Cent Sales Tax Revenue (Main Court House Project), Prere.	5.250%	10/1/20	17,500	17,642
Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,561
Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,518
Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	10,913
Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	3,470	3,825
Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,733
Florida GO	4.000%	6/1/33	15,995	18,407
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	2,815	3,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Lottery Revenue	5.000%	7/1/26	6,750	8,567
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,050	7,691
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,075	10,175
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	6,445	7,897
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	10/1/34	13,030	14,236
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,761
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,219
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/31	2,000	2,168
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,671
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	2,024
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,364
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	2,500	2,820
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	8,600	9,883
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	8,339
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,149
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,965
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	2,173
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	5,000	5,427
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	5,000	5,413
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,517
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,806
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,969
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	2,116
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	4,313
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,792
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,285	2,445
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	8,808
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	25,132
	Miami-Dade County FL (Building Better Communities Program) GO, Prere.	5.000%	7/1/21	2,315	2,416
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.000%	10/1/20	2,000	2,015
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.375%	10/1/20	4,110	4,144
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue, Prere.	5.375%	10/1/20	1,090	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	4,082
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	5	5
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,563
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	15,204
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	10,835
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,560	2,754
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	13,498
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	5,168
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/37	7,575	8,156
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/35	4,830	5,684
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,525	7,634
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	10,000	11,699
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	1,057
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	8,752
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.750%	10/1/32	5,150	5,874
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	5,000	5,536
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	5,307
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	13,555	15,485
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	6,940	7,309
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	2,090	2,201
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	8,161
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,782
[2]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,747
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/32	1,500	1,677
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	6,000	7,517
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/2024, Prere.	0.000%	10/1/31	7,540	9,494
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	9,904
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	6,487
	Palm Beach County School District COP	5.000%	8/1/31	10,000	11,690
[2]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,678
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,647
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	14,717
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,710
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	18,220
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,035	18,820
	St. Johns County IDA Health, Hospital, Nursing Home Revenue, Prere.	6.000%	8/1/20	5,000	5,000
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,511
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,315
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	4,116
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	3,180
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,736
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	6,401
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	6,860	7,657
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	7,407	7,914
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,664
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,081
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,833
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,208
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	254
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,216
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,666
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	578
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	528
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	860
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,672
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,525	1,624
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,600	1,704
	Tohopekaliga Water Authority Water Revenue, Prere.	5.750%	10/1/21	1,750	1,863
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	13,086
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	13,430
					606,170
Georgia (2.7%)
	Atlanta Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	2,615	2,757
	Atlanta Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/33	5,025	5,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	2,750	2,897
	Atlanta Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,266
	Atlanta Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/37	6,010	6,317
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,757
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	6,029
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	5,000	5,936
	Atlanta GA Water & Wastewater Water Revenue	3.000%	11/1/37	3,100	3,432
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,000	17,263
[7]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,313
[7]	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,694
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,704
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	8,848
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	7,688
	Columbus GA Water & Sewerage Water Revenue, Prere.	5.000%	5/1/23	1,000	1,131
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	6,091
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	760	857
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,125
[6]	Dalton Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	4,205	4,736
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,208
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,387
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,335	1,559
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,164
[7]	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	2,160
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	17,462
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,559
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	4/1/33	1,500	2,006
	Forsyth County Water & Sewerage Authority Lease (Non-Terminable) Revenue	3.000%	4/1/49	5,795	6,324
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	2,131
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	11,268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,612
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,549
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,894
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.500%	8/15/54	10,000	11,778
Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,725
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	4,365	4,742
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/39	7,000	7,526
Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,565
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	6,310
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	2,000	2,226
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	279
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	28,816
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	7,250	8,610
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,025	5,964
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	16,319
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	13,631
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,010	2,435
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,492
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	3,959
Henry County School District GO	4.000%	8/1/30	5,020	5,941
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	18,200
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,534
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,691
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,992
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,222
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	22,274
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	4,000	4,642
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	6,066
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	14,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	19,128
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/31	5,000	6,961
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	3,250	4,490
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,914
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,580
					410,960
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,569
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,786
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,234
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,183
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,697
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,667
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,190	3,573
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,525
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,668
					18,902
Hawaii (1.1%)
	Hawaii Airports System Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,823
	Hawaii GO	4.000%	10/1/27	3,745	4,374
	Hawaii GO	5.000%	1/1/30	3,000	3,915
	Hawaii GO	4.000%	10/1/30	15,460	18,309
	Hawaii GO	4.000%	4/1/31	7,500	8,733
	Hawaii GO	4.000%	10/1/31	6,770	7,960
	Hawaii GO	5.000%	1/1/33	3,140	4,033
	Hawaii GO	4.000%	10/1/33	3,770	4,306
	Hawaii GO	5.000%	1/1/35	7,730	9,866
	Hawaii GO	5.000%	1/1/37	18,720	23,735
	Hawaii GO	5.000%	1/1/38	7,005	8,859
	Hawaii Harbor System Port, Airport & Marina Revenue	5.500%	7/1/35	5,000	5,016
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,572
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	4,057
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	3,291
	Honolulu County HI GO	5.000%	10/1/32	6,845	8,259
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,706
[7]	Honolulu HI City & County GO	4.000%	7/1/44	2,375	2,854
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	11,126
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,238
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,490	3,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	10,000	11,782
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,500	8,835
					167,694
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,524
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	5,139
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,732
[4]	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	7,192
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	17,628
					35,215
Illinois (5.6%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	508
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,194
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,508
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,191
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,530
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,860
[6]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,584
[6]	Chicago Board of Education GO	0.000%	12/1/27	9,080	7,329
[5]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,308
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	734
[2]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,750
[2]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,154
	Chicago Board of Education GO	5.250%	12/1/41	3,140	3,183
	Chicago Board of Education GO	5.000%	12/1/44	5,000	5,400
	Chicago Board of Education GO	5.000%	12/1/46	12,000	12,932
	Chicago Board of Education GO	5.000%	12/1/46	5,000	5,434
[4]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,239
	Chicago IL GO	5.000%	1/1/26	2,390	2,603
	Chicago IL GO	5.000%	1/1/34	8,000	8,437
	Chicago IL GO	5.000%	1/1/38	2,000	2,138
	Chicago IL GO	5.000%	1/1/39	3,735	4,106
	Chicago IL GO	5.000%	1/1/40	10,775	11,816
	Chicago IL GO	5.000%	1/1/44	2,645	2,887
	Chicago IL GO	5.500%	1/1/49	14,390	16,146
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	1,500	1,648
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,437
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	9,750	10,661
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,856
	Chicago IL Waterworks Water Revenue	5.000%	11/1/44	7,500	8,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,678
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	2,000	2,222
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	26,870	31,123
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	6,436
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	7,000	8,131
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,929
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	14,278
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,515
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, Prere.	6.500%	1/1/21	3,000	3,077
	Chicago Park District GO	5.500%	1/1/33	2,000	2,146
	Chicago Park District GO	5.000%	1/1/36	4,000	4,121
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	7,281
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/36	6,400	6,649
	Chicago Transit Authority Sales Tax Revenue	5.250%	12/1/49	4,400	4,818
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,341
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	7,500	8,845
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,066
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,656
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	790	830
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	11,574
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,139
	Illinois Finance Authority College & University Revenue	5.000%	7/1/42	2,000	2,150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,418
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,227
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,747
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	5,917
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	3,087
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,740
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	3,029
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,524
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,512
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,398
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	6,000	6,337
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	5,000	5,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	8/15/41	1,500	1,572
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,891
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	805	942
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	243
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	23,749
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	5,000	5,730
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	17,500	19,835
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,240
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	464
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,489
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	45	48
	Illinois Finance Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	4,005	4,307
	Illinois GO	5.000%	11/1/20	35,000	35,254
	Illinois GO	5.000%	3/1/21	4,000	4,068
	Illinois GO	5.000%	8/1/21	7,000	7,202
	Illinois GO	5.000%	12/1/22	7,450	7,920
	Illinois GO	5.000%	11/1/23	4,860	5,268
	Illinois GO	5.000%	11/1/23	5,000	5,429
	Illinois GO	5.000%	8/1/24	9,000	9,489
	Illinois GO	5.000%	2/1/25	2,065	2,252
	Illinois GO	5.500%	7/1/25	2,950	3,216
	Illinois GO	5.000%	8/1/25	5,110	5,379
	Illinois GO	5.000%	11/1/26	23,125	26,287
	Illinois GO	5.000%	1/1/27	3,510	3,942
	Illinois GO	5.000%	6/1/27	1,010	1,141
	Illinois GO	5.000%	9/1/27	2,000	2,308
	Illinois GO	5.000%	10/1/27	4,000	4,622
	Illinois GO	5.000%	11/1/27	3,080	3,542
	Illinois GO	5.000%	12/1/27	500	579
	Illinois GO	5.000%	10/1/28	8,000	9,367
	Illinois GO	5.000%	11/1/28	4,710	5,399
	Illinois GO	5.000%	10/1/29	2,000	2,332
	Illinois GO	5.000%	11/1/29	11,865	13,531
	Illinois GO	5.500%	1/1/30	445	547
	Illinois GO	5.000%	5/1/30	545	630
	Illinois GO	5.250%	7/1/30	5,000	5,376
	Illinois GO	5.000%	10/1/30	1,500	1,740
	Illinois GO	5.000%	5/1/32	2,340	2,674
[2]	Illinois GO	5.250%	2/1/33	5,200	5,709
[2]	Illinois GO	5.500%	7/1/33	3,350	3,650
	Illinois GO	5.000%	10/1/33	1,500	1,709
	Illinois GO	4.000%	11/1/33	9,000	9,461
	Illinois GO	4.000%	12/1/33	4,000	4,167
[2]	Illinois GO	5.250%	2/1/34	3,125	3,425
	Illinois GO	4.250%	12/1/37	4,500	4,705
	Illinois GO	5.500%	5/1/39	10,825	12,895
	Illinois Sales Tax Revenue	5.000%	6/15/27	2,795	3,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	4.000%	6/15/30	4,410	4,670
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,825
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	10,000	11,190
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	10,818
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,488
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	15,465	18,108
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	14,000	17,103
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,438
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,000	8,848
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,462
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	12,208
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,116
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	4,898
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,620
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	2,995
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	2,467
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,335
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	2,728
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	5,500	1,567
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,073
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	10,000	9,913
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	6,699
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	5.000%	6/15/42	3,965	4,051
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	3,938
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,500	7,871
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,651
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	6.000%	6/1/21	15,000	15,717
[5]	Regional Transportation Authority Sales Tax Revenue	7.200%	11/1/20	3,020	3,066
	Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,546
	University of Illinois College & University Revenue	5.500%	4/1/31	3,000	3,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,487
	Will County IL Community High School District No. 210 GO	5.000%	1/1/27	115	123
	Will County IL Community High School District No. 210 GO	5.000%	1/1/29	9,100	9,720
					842,889
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	11,281
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,593
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	12,815	14,846
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	11/15/41	10,000	10,739
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	14,829
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,164
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,874
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,210
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,776
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	10,263
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,916
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,623
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,119
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	13,598
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	8,480
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.750%	2/1/36	8,800	9,035
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	2,001
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	2,055
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,651
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,575
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	8,247
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	6,600
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,686
					169,161
Iowa (0.2%)
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	1,010	1,023
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,710
	Iowa Finance Authority Industrial Revenue (Iowa Fertilizer Co. Project) PUT	5.250%	12/1/37	7,240	7,612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Polk County IA GO	5.000%	6/1/24	2,425	2,863
					27,208
Kansas (0.3%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,911
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,696
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/29	2,275	2,533
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/30	4,165	4,628
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,526
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,803
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,788
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,764
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/35	16,585	18,344
					50,993
Kentucky (0.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	402
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	401
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,736
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,240	6,410
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	6,069
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,252
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	903
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,927
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	13,657
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	10,000	11,160
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	6,285
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	536
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,085	4,697
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	12,625	13,254
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	5,000	5,276
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/2023	0.000%	7/1/34	2,010	2,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/2023	0.000%	7/1/43	10,000	10,165
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,157
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,146
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,884
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.750%	10/1/42	13,020	14,599
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	1,065	1,154
	Warren County KY Health, Hospital, Nursing Home Revenue Bowling Green-Warren County Community Hospital Corp.	5.000%	4/1/35	1,620	1,757
					116,896
Louisiana (0.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/33	5,405	6,373
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/34	5,290	6,228
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,405	1,759
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,949
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,827
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,524
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,527
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,798
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,180	1,384
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.875%	10/1/20	14,000	14,127
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	5,180	5,873
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	16,859
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue	5.000%	2/1/39	4,265	4,804
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,949
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	3,089
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	3,241
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,131
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,233
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,312
	Louisiana State University & Agricultural & Mechanical College College & University Revenue	5.000%	7/1/24	1,000	1,133
	Louisiana State University & Agricultural & Mechanical College College & University Revenue	5.000%	7/1/25	505	571
	Parish of St. Charles LA Industrial Revenue PUT	4.000%	6/1/22	4,000	4,185
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,621
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,871
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,456
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,987
					118,777
Maine (0.2%)
	Lower Kennebec Region School Unit No. 1 GO	3.250%	11/1/35	895	1,028
	Lower Kennebec Region School Unit No. 1 GO	3.250%	11/1/36	1,000	1,131
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	6,088
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	4,010	4,427
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,688
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,702
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,602
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,988
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,795
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	2,179
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,543
					32,171
Maryland (2.6%)
	Anne Arundel County MD GO	5.000%	4/1/26	1,155	1,351
	Anne Arundel County MD GO	5.000%	10/1/26	1,090	1,347
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,539
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,605
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,517
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,655
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,500
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,601
	Baltimore County MD GO	5.000%	8/1/30	5,000	5,866
	Baltimore County MD GO	5.000%	3/1/33	10,035	13,416
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/38	5,000	5,612
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,305
	Howard County MD GO	4.000%	2/15/33	8,200	9,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	10,585	11,823
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	8,467
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	4,283
	Maryland GO	5.000%	3/15/25	4,715	5,746
	Maryland GO	4.000%	8/1/25	5,325	6,308
	Maryland GO	5.000%	8/1/25	10,500	12,965
	Maryland GO	4.000%	6/1/29	25,000	28,241
	Maryland GO	4.000%	3/15/33	21,020	26,074
[7]	Maryland GO	5.000%	8/1/34	5,000	6,930
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	2,082
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,582
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,692
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	10,000	10,945
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	7,766
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	7.000%	7/1/22	5,525	6,131
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	6,158
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	5,202
	Montgomery County MD GO	4.000%	12/1/34	15,000	16,431
	Montgomery County MD GO	3.750%	11/1/38	16,500	19,189
	Prince George's County MD COP	5.000%	10/1/43	15,780	20,043
	Prince George's County MD GO	3.000%	7/15/33	4,590	5,312
	Prince George's County MD GO	5.000%	7/15/33	20,250	26,611
	Prince George's County MD GO	5.000%	7/15/34	18,740	24,568
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,622
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,933
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	8,047
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/32	5,000	6,587
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	17,723
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	8,123
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/47	9,520	10,981
					384,639
Massachusetts (3.9%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	2,835	3,459
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/30	11,650	13,598
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	14,756
	Commonwealth of Massachusetts GO	5.000%	5/1/32	11,000	12,806
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,950
	Commonwealth of Massachusetts GO	5.000%	5/1/33	11,000	12,770
	Commonwealth of Massachusetts GO	3.000%	7/1/35	7,000	8,010
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	3,318
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	6,602
	Commonwealth of Massachusetts GO	3.000%	7/1/39	5,000	5,589
	Commonwealth of Massachusetts GO	5.000%	7/1/40	1,250	1,497
	Commonwealth of Massachusetts GO	5.000%	7/1/45	30,000	39,539
	Commonwealth of Massachusetts GO	5.000%	11/1/46	3,000	3,732
	Commonwealth of Massachusetts GO	3.000%	3/1/47	20,000	21,708
	Commonwealth of Massachusetts GO	4.000%	5/1/48	10,000	11,593
	Commonwealth of Massachusetts GO	5.000%	7/1/48	5,095	6,682
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	18,989
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	13,817
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	9,855	10,328
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	9,081
	Harvard MA GO	3.000%	8/15/36	1,260	1,408
	Harvard MA GO	3.000%	8/15/37	1,210	1,344
	Hingham MA GO	3.000%	2/15/34	800	906
	Hingham MA GO	3.000%	2/15/35	1,000	1,124
	Hingham MA GO	3.000%	2/15/36	810	907
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,467
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,685
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	9,751
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,532
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,760
	Massachusetts Bay Transportation Authority Transit Revenue	7.000%	3/1/21	1,995	2,074
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	24,745	30,565
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,503
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	5,000	5,324
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,461
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,590
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	4,185
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	5,046
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	10,000	17,404
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	4,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,465
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	1,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,250	1,472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,000	5,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	3,244
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	2,860
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	6,695	7,924
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	8,933
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	10,816
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	989
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	8,176
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/24	500	583
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/25	750	907
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/26	1,640	2,042
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	8,800	10,104
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	15,915
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/36	5,000	6,035
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	5,587
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	16,329
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	8,610
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,000	3,653
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	9,456
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	27,000	32,073
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	13,114
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	4.750%	8/15/25	1,660	2,026
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	9,745	12,198
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	5,640	7,060
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	2,000	2,493
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,493
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	5,204
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	4,536
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	820	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	180	188
	Metropolitan Boston Transit Parking Corp. Auto Parking Revenue	5.250%	7/1/36	4,500	4,664
[2]	Springfield MA GO	3.000%	3/1/33	1,080	1,211
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,615
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,427
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,200	4,138
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,868
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	2,000	2,572
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,274
					591,200
Michigan (3.1%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,920
	Ann Arbor School District GO	3.000%	5/1/33	6,150	7,043
	Ann Arbor School District GO	3.000%	5/1/34	6,325	7,185
	Ann Arbor School District GO	3.000%	5/1/35	6,525	7,350
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	1,000	1,097
[2]	Detroit Wayne County Stadium Authority Lease Revenue	5.000%	10/1/26	2,500	2,672
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,744
	East Lansing School District GO	5.000%	5/1/39	1,000	1,227
	East Lansing School District GO	5.000%	5/1/42	2,000	2,438
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,322
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,269
	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,762
	Grand Blanc Community Schools GO	5.000%	11/1/31	2,920	3,968
[2]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	11,535
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	25,000	29,607
	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,303
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	19,730
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	3,987
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,598
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	10,223
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	20,630
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	1,106
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	1,100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,000	4,613
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,697
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,000	9,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	13,500	15,402
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	20,388
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	6,000	6,714
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	9,372
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,345	2,735
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,284
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	17,346
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,475	3,979
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,949
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,438
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	15,188
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	7,503
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	5,000	5,689
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	3,670	4,005
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	12,877
	Michigan Finance Authority Water Revenue	5.000%	10/1/32	4,395	5,795
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	596
[2]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/28	3,000	3,577
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,183
[6]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	2,210	2,551
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	7,500	8,497
[6]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,165	1,336
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,904
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,760
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,421
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	9,617
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,747
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	1,560	1,780
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	12,020	14,600
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,090	2,502
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	4,900	5,847
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	2,000	2,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	2,300	2,501
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	1,067
	Michigan State University College & University Revenue	5.000%	8/15/27	1,060	1,199
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,820
	Michigan State University College & University Revenue	4.000%	2/15/44	9,000	10,555
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,685
	Rochester Community School District GO	3.000%	5/1/33	1,000	1,120
	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,474
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	9,230
	Royal Oak MI GO	5.000%	4/1/43	2,600	3,239
	Southfield MI GO	3.000%	5/1/33	1,000	1,120
	University of Michigan College & University Revenue	5.000%	4/1/33	2,000	2,673
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,332
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,672
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	3,305
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,428
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,890	3,351
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	3,073
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,756
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/47	3,500	4,195
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,286
	Wayne State University College & University Revenue	5.000%	11/15/38	2,220	2,580
	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,587
	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,617
					462,321
Minnesota (1.3%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	5,441
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	7,213
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,681
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,389
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,098
	Hennepin County MN GO	5.000%	12/15/34	10,675	14,180
	Minneapolis MN GO	3.000%	12/1/34	4,390	4,800
	Minneapolis Special School District No. 1 COP	4.000%	2/1/29	11,120	12,008
	Minneapolis Special School District No. 1 COP	4.000%	2/1/30	11,505	12,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	4,328
	Minnesota GO	5.000%	8/1/26	3,000	3,694
	Minnesota GO	5.000%	8/1/27	3,000	3,926
	Minnesota GO	5.000%	10/1/27	2,500	3,288
	Minnesota GO	5.000%	10/1/30	1,640	2,131
	Minnesota GO	5.000%	8/1/34	18,000	21,718
	Minnesota GO	5.000%	8/1/36	7,135	9,517
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	565
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	450
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,377
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,422
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,497
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	5,059
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,427
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,392
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	7,183
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	10,000	14,599
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,500	3,698
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,377
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,631
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,486
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	3,253
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	2,096
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,524
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	6,140
	St. Cloud MN Health, Hospital, Nursing Home Revenue	4.000%	5/1/49	4,000	4,500
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,841
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,918
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	2,247
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	3,114
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,733
					202,348
Mississippi (0.1%)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,410
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,940
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,877
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	5,047
	Warren County MS Industrial Revenue	5.375%	12/1/35	4,750	4,972
					21,246
Missouri (1.2%)
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,872
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/33	4,580	5,017
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,718
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	11,065
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/35	1,570	1,874
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/36	2,500	2,973
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/37	1,315	1,560
	Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/38	2,500	2,960
	Kansas City MO Special Obligation Revenue	5.000%	9/1/39	3,250	3,626
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,251
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	8,132
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,803
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	4,031
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	4,066
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	4,093
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,418
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	2,500	3,232
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	8,023
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,799
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	6,554
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,923
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,544
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	5,000	5,632
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	5,010	5,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	5,757
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,000	5,503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	6,013
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	14,945
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	7,000	7,776
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	9,084
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	5,156
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	2,139
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,811
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,725
					175,653
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,785
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,973
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/34	1,510	1,765
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,223
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	1,056
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	3,129
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	10,890
					23,821
Multiple States (0.1%)
[9]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,901	4,524
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.920%	8/3/20	7,855	7,855
					12,379
Nebraska (0.4%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,073
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	5,189
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	2,500	3,446
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	11,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	7,455	8,555
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,634
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,209
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,410
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,199
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	2,500	2,848
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,293
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	12,712
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,414
					63,312
Nevada (0.7%)
	Clark County NV GO	4.000%	6/1/32	4,000	4,744
	Clark County NV GO	4.000%	12/1/39	23,100	26,884
[2]	Clark County School District GO	4.000%	6/15/32	11,365	13,163
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	17,344
	Las Vegas NV GO	4.000%	9/1/32	8,860	10,153
	Las Vegas NV GO	4.000%	9/1/33	9,220	10,527
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,540
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,857
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	2,030
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,541
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,159
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,474
					98,416
New Hampshire (0.2%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/34	1,375	1,432
	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	1/1/42	7,955	8,247
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	11,410
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	7.000%	1/1/21	8,000	8,217
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,189
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	835
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,188
					32,518
New Jersey (3.1%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,343
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,909
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,778
[2]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,542
	Mercer County NJ GO	0.050%	2/15/31	5,000	4,259
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/32	400	497
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	3,000	3,238
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	7,500	9,110
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	20,365
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	20,000	21,501
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,299
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,268
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	5,758
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	11,125
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	2,150
[2]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	2,250	2,573
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	5,302
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	1,000	1,102
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,515
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,932
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,695	3,227
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,600	4,040
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,025	10,961
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	7,335	7,926
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	7,000	6,968
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/32	70	70
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	8,500	9,311
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,000	4,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/26	2,000	2,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,140	1,338
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	9,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,600	3,038
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	5,057
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,935	3,403
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	8,073
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,698
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	7,400	8,194
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,620	8,980
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	6,206
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,795	3,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,367
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,820	4,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	4,500	5,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,863
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	12,000	12,994
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	1,925	2,029

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,300	5,752
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,872
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,719
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,865	9,035
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,750	3,991
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	6,277
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	14,676
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	6,080
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,610
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	19,390
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	10,976
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	3,420	3,784
South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	2,000	2,132
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,473
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,339
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	34,385	40,113
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	18,500	20,884
Toms River Board of Education GO	3.000%	7/15/29	1,500	1,679
Toms River Board of Education GO	3.000%	7/15/30	1,500	1,666
Toms River Board of Education GO	3.000%	7/15/31	1,500	1,654
Toms River Board of Education GO	3.000%	7/15/32	1,500	1,639
				460,370
New Mexico (0.7%)
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,915
Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	2,046
New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,967
New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	3,268
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	7,806
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	11,455
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	2,112
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	10,100	11,624
New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	13,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,120	55,930
					111,277
New York (13.2%)
[2]	Hempstead NY GO	4.000%	4/1/27	6,850	7,928
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	10,945	11,241
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,494
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,000	2,306
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,901
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,000	19,564
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,319
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	14,134
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,285	22,073
	Metropolitan Transportation Authority Fuel Sales Tax Revenue, Prere.	5.125%	11/15/21	2,000	2,128
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	5,250	5,656
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,231
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,750	4,958
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,466
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,490
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	11,078
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,400	5,665
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,257
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	11,945
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	10,035	10,586
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,000	5,235
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,000	3,348
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	4,575	4,983
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	2,425	2,768
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	7,670
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	25,000	25,962
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	20,000	22,057
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	7,000	7,975
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	6,000	6,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	4,625	5,057
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,324
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	27,500	30,075
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	5,000	5,673
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	13,540
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	25
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,000	3,485
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	13,535
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,000	3,272
[2]	Nassau County NY GO	5.000%	7/1/32	2,740	3,506
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/43	5,820	6,438
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	5,475	5,678
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	10,000	10,829
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,416
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	9,000	9,715
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/22	4,585	4,515
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,288
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	12,272
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,000	9,384
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,269
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	5,100	5,540
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	13,000	13,544
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	869
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	5,550
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,208
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	6,398
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	6,498
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	12,115
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	10,080	10,902
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/37	2,750	2,867

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	10,000	10,998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	21,438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	5,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	315	316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	19,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	14,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	8,429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10,000	11,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10,000	11,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	9,282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	5,649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	9,000	10,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	8,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	2,500	3,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	33,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	7,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	5,349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	6,290	7,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,652
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	5,361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	6,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	9,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	3,000	3,621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	8,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	9,310	9,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,510	12,148
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,000	5,354
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,939
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/32	10,000	11,819
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	8,155	9,595
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	26,591
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	9,805
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,500	3,781
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	9,000	10,108
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	5,090	5,895
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	12,731
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	20,000	23,806
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	9,856
	New York City Water & Sewer System Water Revenue	5.375%	6/15/43	7,105	7,224
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	6,355	6,823
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,924
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	20,080	24,697
	New York City Water & Sewer System Water Revenue	4.000%	6/15/48	10,000	11,436
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	7,320	8,635
	New York City Water & Sewer System Water Revenue, Prere.	5.375%	12/15/20	13,895	14,160
	New York City Water & Sewer System Water Revenue, Prere.	5.500%	12/15/20	1,500	1,530
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,791
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,647
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	2,321
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,765	3,777
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	10,121
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	10,124
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.000%	11/15/31	3,000	3,143
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.000%	11/15/44	7,550	7,852
	New York Liberty Development Corp. Lease Revenue (World Trade Center Project)	5.750%	11/15/51	18,500	19,417

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,665	15,030
New York NY GO	5.000%	8/1/24	4,650	5,515
New York NY GO	5.000%	10/1/31	5,120	5,602
New York NY GO	5.000%	3/1/32	5,000	5,551
New York NY GO	4.000%	8/1/32	5,000	5,810
New York NY GO	5.000%	8/1/32	2,170	2,823
New York NY GO	5.000%	10/1/32	5,260	5,750
New York NY GO	5.000%	10/1/32	2,000	2,644
New York NY GO	5.000%	8/1/33	1,000	1,286
New York NY GO	5.000%	10/1/33	1,770	2,313
New York NY GO	5.000%	4/1/34	7,000	8,817
New York NY GO	5.000%	12/1/34	16,310	19,880
New York NY GO	5.000%	10/1/35	5,020	6,244
New York NY GO	4.000%	8/1/36	7,640	8,768
New York NY GO	5.000%	8/1/37	8,600	10,309
New York NY GO	4.000%	10/1/37	5,840	6,932
New York NY GO	5.000%	10/1/37	5,000	6,184
New York NY GO	5.000%	12/1/38	14,545	17,533
New York NY GO	4.000%	8/1/40	12,340	14,486
New York NY GO	5.000%	8/1/43	5,000	6,324
New York NY GO	3.500%	4/1/46	5,110	5,537
New York NY GO, Prere.	5.000%	8/1/21	1,500	1,572
New York NY GO, Prere.	5.000%	8/1/21	2,500	2,621
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	11,937
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	4,382
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	26,330	29,014
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,738
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,120	9,718
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	9,092
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	10,000	10,674
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	22,000	22,577
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	9,995	11,452
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	12,473
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	12,299
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,587
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	8,500	10,194
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	12,159
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	2,250	2,388
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	8,562
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	19,995	23,350
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	20,000	22,699

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,000	5,852
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/21	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,944
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,459
New York State Dormitory Authority Lease Revenue	5.000%	10/1/32	5,010	6,037
New York State Dormitory Authority Lease Revenue	5.000%	10/1/33	3,000	3,602
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,402
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,005	11,850
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	14,645	19,159
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,854
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,564
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,786
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	13,455
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,273
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	28,087
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	22,026
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	6,244
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	6,230
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	7
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/29	5,860	6,612
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	3,500	3,626
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/43	5,000	5,551
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,717
New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,641
New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	4,498
New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,170
New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	11,508

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	5,427
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	6,514
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,719
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	11,170	12,412
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	11,098
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	9,000	12,186
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	16,250	19,998
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	4,023
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,668
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,841
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	15,000	19,948
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	15,500	18,679
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	19,238
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,500	8,129
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	13,132
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	15,000	15,917
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,690	12,462
Port Authority of New York & New Jersey Industrial Revenue	6.000%	12/1/42	7,000	7,050
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,837
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,380
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,115	6,051
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	6,739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	8,362
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	5,667
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	8,248
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	8,576
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	9,691
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	5,741
Triborough Bridge & Tunnel Authority Highway Revenue, ETM	6.125%	1/1/21	1,115	1,142
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/36	4,210	5,216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	6,749
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	7,125
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	17,860
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	7,500	8,514
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	22,942
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	12,940	13,772
				1,987,179
North Carolina (1.1%)
Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	615
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	4,705	5,137
Brunswick NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	1,086
Brunswick NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	618
Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,810
Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,378
Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,230
Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,221
Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,177
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,066
Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,809
Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	3,194
Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	3,286
Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	990
New Hanover County NC Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	3,075	3,540
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,723
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	5,395
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	20,150	24,066
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,100	1,159
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,275
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,862
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,155	1,205
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,529
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,500	2,594
North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	580	631
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	14,394
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	9,021
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	11,453
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	5,000	6,015
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	5,460
	Raleigh NC Appropriations Revenue	3.000%	6/1/35	1,750	1,976
	Union County NC Enterprise System Water Revenue	3.000%	6/1/35	1,315	1,468
	Union County NC Enterprise System Water Revenue	3.000%	6/1/36	1,345	1,496
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,846
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,306
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,274
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	6,470
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	2,065
	Wake County NC Appropriations Revenue	5.000%	9/1/24	2,035	2,425
	Wake County NC GO	5.000%	4/1/25	1,850	2,258
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,909
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,806
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,350
					168,944
North Dakota (0.1%)
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,428
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,509
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,681
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,755
	West Fargo Public School District No. 6 GO	3.000%	8/1/36	3,800	4,155
					21,528
Ohio (4.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	20,644
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,585
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	4,297
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	8,687
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,300	1,375
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.250%	9/1/20	10,000	10,038

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	3,182
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	4,000	4,290
Big Walnut Local School District GO	5.000%	12/1/55	6,000	7,434
Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,331
Brunswick City School District GO, Prere.	5.250%	6/1/23	4,000	4,572
Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	9,373
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,250	1,656
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,295
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	950	1,109
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	13,923
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	18,785	21,000
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	29,200	32,179
Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	5,490	5,661
Butler County OH Health, Hospital, Nursing Home Revenue	5.625%	4/1/41	5,000	5,132
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	8,810	10,285
Cleveland Department of Public Utilities Division of Water Revenue	4.000%	1/1/31	1,355	1,496
Cleveland Department of Public Utilities Division of Water Revenue	4.000%	1/1/32	1,500	1,649
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,760
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,947
Columbus City School District GO	5.000%	12/1/42	8,000	9,746
Columbus OH GO	4.000%	8/15/25	1,335	1,576
Columbus OH GO	4.000%	4/1/30	10,000	12,051
Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,444
Cuyahoga County OH GO	3.000%	12/1/35	2,000	2,189
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	14,500	16,240
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	10,945
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	3,225	3,662
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,442
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	15,340
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,675
Euclid City School District GO	4.750%	1/15/54	2,685	3,062

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,409
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	12,574
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	8,706
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,878
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	5,000	7,987
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	2,055
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,107
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	1,098
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	667
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	397
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	2,069
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,903
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	1,041
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	3,446
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,589
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,720
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	32,622
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,300	6,369
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	4,500	7,310
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	5,398
Highland Local School District GO, Prere.	5.250%	6/1/23	3,000	3,420
Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,115	11,902
Liberty-Benton Local School District GO	4.000%	11/1/44	2,000	2,377
Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,395	3,520
Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	7,250	8,201
Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	1,875	1,989
Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/21	1,155	1,229
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,187
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	3,056
North Royalton City School District GO	4.000%	12/1/32	600	677
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/34	2,000	2,278
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	2,435	2,761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	5,207
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,250	7,639
Ohio Department of Administration COP	5.000%	3/1/28	1,335	1,729
Ohio Department of Administration COP	5.000%	9/1/28	500	656
Ohio Department of Administration COP	5.000%	3/1/29	300	398
Ohio Department of Administration COP	5.000%	9/1/29	500	671
Ohio Department of Administration COP	5.000%	3/1/30	350	475
Ohio GO	5.000%	5/1/26	6,310	7,973
Ohio GO	5.000%	6/15/30	9,070	11,239
Ohio GO	5.000%	2/1/32	10,000	12,252
Ohio GO	5.000%	2/1/34	8,540	10,391
Ohio GO	5.000%	2/1/36	9,885	11,969
Ohio GO	5.000%	9/1/36	12,030	13,867
Ohio GO	5.000%	9/1/37	9,650	11,072
Ohio GO	5.000%	3/1/39	10,000	12,402
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	1,750	1,829
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,500	2,912
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	16,070	18,562
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	4,000	4,493
Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,353
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	4,225	4,624
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	13,473
Ohio State University College & University Revenue	5.000%	6/1/38	7,000	7,722
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,990
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	23,085
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,589
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	25,847
Union County OH GO	5.000%	12/1/47	2,500	3,042
University of Cincinnati College & University Revenue	4.000%	6/1/37	1,020	1,226
Wickliffe City School District GO	3.250%	12/1/56	10,355	10,960
				659,861
Oklahoma (0.6%)
Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,376
Oklahoma City OK GO	4.000%	3/1/31	3,985	4,779
Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,732
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	8,518
Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	16,595	19,689
Oklahoma State University College & University Revenue	4.000%	9/1/36	375	453
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,735

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,834
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,065	6,017
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,890	10,032
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	14,646
				84,811
Oregon (1.0%)
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,680
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,615	1,913
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	7,012
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/43	4,000	4,623
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,112
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	500	554
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,106
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,668
Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	821
Lane County School District No. 4J Eugene GO	3.000%	6/15/33	3,615	4,067
Multnomah County School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,718
Oregon (Article XI-G-OHSU Project) GO	5.000%	8/1/35	2,040	2,584
Oregon (Article XI-Q State Project) GO	5.000%	5/1/26	1,000	1,265
Oregon (Article XI-Q State Project) GO	5.000%	5/1/26	1,435	1,816
Oregon (Article XI-Q State Project) GO	5.000%	5/1/34	8,790	11,705
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/30	4,385	5,172
Oregon GO	5.000%	5/1/26	1,000	1,266
Oregon GO	5.000%	5/1/31	1,000	1,240
Oregon GO	5.000%	6/1/31	645	850
Oregon GO	5.000%	5/1/32	3,010	3,714
Oregon GO	5.000%	5/1/32	460	602
Oregon GO	5.000%	6/1/32	305	400
Oregon GO	4.000%	8/1/32	3,000	3,624
Oregon GO	5.000%	5/1/33	280	364
Oregon GO	5.000%	6/1/33	390	508
Oregon GO	5.000%	5/1/34	1,280	1,660
Oregon GO	5.000%	6/1/34	500	650
Oregon GO	5.000%	6/1/35	500	648
Oregon GO	5.000%	5/1/36	1,000	1,288
Oregon GO	5.000%	6/1/36	685	884
Oregon GO	5.000%	5/1/37	700	899
Oregon GO	5.000%	6/1/37	1,560	2,008
Oregon GO	5.000%	5/1/38	650	833
Oregon GO	5.000%	5/1/39	5,000	6,061
Oregon State Facilities Authority College & University Revenue (Reed College Project)	4.000%	7/1/41	4,700	5,436
Oregon State Lottery Revenue	5.250%	4/1/30	555	572
Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Lottery Revenue	5.000%	4/1/32	4,000	5,060
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	7,699
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	3,279
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,914
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	6,501
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	6,113
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/36	3,430	3,851
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,606
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	11,439
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	788
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,045
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,604
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,864
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,681
					157,433
Pennsylvania (5.7%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	5,000	5,504
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	11,774
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,957
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,967
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,375	2,474
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,309
[1]	Altoona Area School District GO	5.000%	12/1/39	2,000	2,391
[1]	Altoona Area School District GO	5.000%	12/1/45	1,500	1,768
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,397
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,335
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,419
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/36	1,855	2,033
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/37	2,575	2,816
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/47	11,510	12,413
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	4,000	4,097
[7]	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,466
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,322
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	17,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,858
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	2,081
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,778
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,781
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,045
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,340
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,400
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	5	6
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,987
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	17,449
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	12,153
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	12,111
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,257
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,380
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	10,653
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	2,270
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/42	5,000	5,319
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,210
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	965
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	1,072
	Delaware County Regional Water Quality Control Authority College & University Revenue	5.000%	8/1/33	2,625	3,048
	Delaware County Regional Water Quality Control Authority College & University Revenue	5.000%	8/1/34	2,000	2,318
	Delaware County Vocational & Technical School Authority College & University Revenue	5.000%	8/1/35	2,160	2,498
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	6,761
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,729
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	15,500	17,425
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,356
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,912
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	3,021
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	6,550	7,280
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,325	5,283
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,519
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	5,000	5,305
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	2,390	2,602
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	7.000%	12/1/21	3,000	3,266
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	3,597
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	6,302
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	5,150
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	13,626
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	15,977
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	4,308
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,892
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,397
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	7,600
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,817
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	12,000	13,206
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/29	1,000	1,039
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	3,201
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,807
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	5,175
[2,7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	2,075
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/40	5,160	5,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	4,138
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,310	2,787
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/42	3,290	3,295
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	2,000	2,247
[2,7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	4,070
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	13,000	14,702
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,100	3,346
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	3,000	3,238
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,619
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	1,500	1,619
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,564
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	3,039
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	8,000	9,264
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	10,000	11,386
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	1,043
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,218
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,653
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	6,193
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	11,325	13,643
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	9,066
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,382
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	4,595	5,498
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	15,788
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,374
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	12,947
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	5,024
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,200	2,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	6,075
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	17,652
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	7,015	8,876
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	7,500	9,460
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,193
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,385	5,515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	14,306
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,045	5,742
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,010	6,189
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	7,374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	18,871
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,730	5,768
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	13,955
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	9,783
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	6,460	7,089
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	20,000	24,574
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/2021	0.000%	12/1/34	3,500	3,868
[3]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/2021	0.000%	12/1/37	6,000	6,645
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	6.500%	12/1/20	6,000	6,123
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	915
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	194
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	10,535
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	8,518
[7]	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	6,687
[7]	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,455
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,879
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,637
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,675
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,345
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,383
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	2,037
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,913
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,705	4,382
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	8,097
	Philadelphia Hospitals & Higher Education Facilities Authority Hospital Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,000	3,148
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,913
[7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	11,841
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	10,500	11,917
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	8,882
[7]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	7,752
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,764
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	6,667
	Port Authority of Allegheny County Sales Tax Revenue	5.750%	3/1/29	8,000	8,240
	Spring Township PA GO	3.000%	11/15/33	1,020	1,140
	Spring Township PA GO	3.000%	11/15/34	1,050	1,170
	Spring Township PA GO	3.000%	11/15/35	1,085	1,204
	Spring Township PA GO	3.000%	11/15/36	1,115	1,232
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	10,000	11,927
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,525	3,050
[2]	State Public School Building Authority Miscellaneous Revenue (Harrisburg School District Project)	5.000%	12/1/33	1,000	1,206
	Upper St Clair Township School District GO	3.250%	10/1/35	5,000	5,517
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,815
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	3,000	3,431
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	4,124
	York County PA GO	4.000%	3/1/35	3,000	3,520
					862,909
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	887	811
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,032
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	12,925	10,150
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	44,344	46,178
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,780	1,854
					63,565
Rhode Island (0.1%)
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/40	225	233
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	11,221
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	7,148
					18,602
South Carolina (1.5%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/43	5,010	5,472
	Charleston County SC GO	4.000%	11/1/30	5,715	7,034
	Charleston County SC GO	4.000%	11/1/31	6,110	7,482
	Charleston County SC GO	4.000%	11/1/32	6,520	7,938
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,939
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	882
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,000	1,160
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,400	1,604
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,369
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	8,388
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	19,565
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,813
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	3,184
[8]	Piedmont Municipal Power Agency Miscellaneous Revenue	5.750%	1/1/34	10,000	10,395
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,764
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,287
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	12,591
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	14,606
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	8,798
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	6,167
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	5,050	5,824
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	4,335	4,930

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	955	1,078
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,280	6,278
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	3,240
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	10,350	11,481
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	1,825	2,021
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	5,935	6,769
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	11,292
South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	10,500	12,225
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	15,061
South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	2,600	2,739
South Carolina Public Service Authority Water Revenue	5.000%	12/1/43	1,110	1,174
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,290
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,493
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,602
University of South Carolina College & University Revenue	5.000%	5/1/34	865	1,042
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	10,765
				229,742
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	11,058
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,020	3,498
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	10,045	10,757
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,139
				26,452
Tennessee (1.6%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,884
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,145
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,134
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	1,118

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,500	3,044
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	15,642
Franklin IN GO	5.000%	3/1/25	1,250	1,521
Franklin IN GO	5.000%	3/1/25	1,855	2,258
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,000	3,593
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	2,983
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,837
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	12,490
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	6,841
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,751
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	12,224
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,000	8,438
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	12,635	15,895
Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	1,595	1,992
Shelby County TN GO	3.125%	4/1/32	4,000	4,617
Shelby County TN GO	3.125%	4/1/33	4,000	4,570
Sullivan County TN GO	5.000%	12/1/26	3,030	3,886
Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	49,813
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/20	760	763
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,119
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	9,905	10,925
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	4,235
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	7,255
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,673
Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	24,450
Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	7,564
Tennessee GO	5.000%	9/1/29	2,500	2,958
Tennessee GO	5.000%	8/1/30	1,345	1,641
Tennessee GO	5.000%	9/1/34	700	816
Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/37	265	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/38	675	694
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities Program)	5.000%	11/1/32	7,000	8,485
	Washington County TN GO	4.000%	6/1/29	3,260	3,857
					241,385
Texas (7.6%)
	Aledo Independent School District GO	5.000%	2/15/32	1,435	1,911
	Arlington TX GO	5.000%	8/15/26	2,795	3,554
	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,290
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/41	6,000	6,847
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	8,912
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	16,327
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,880
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,855
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	1,500	1,917
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	4,012
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	7,140	8,622
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	797
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,186
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	572
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	755	939
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	660
	Austin Independent School District GO	5.000%	8/1/26	1,425	1,745
	Austin Independent School District GO	5.000%	8/1/32	5,370	7,048
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	6,735	7,988
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/46	11,065	13,028
	Austin TX GO	5.000%	9/1/32	1,300	1,543
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	4,137
	Belton Independent School District GO	5.000%	2/15/36	2,500	3,084
	Canyon Independent School District GO	3.000%	2/15/31	2,290	2,723
	Canyon Independent School District GO	3.000%	2/15/32	3,900	4,600
	Canyon Independent School District GO	3.000%	2/15/33	3,045	3,560
	Canyon Independent School District GO	3.000%	2/15/34	3,200	3,712
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	6,000	6,776
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.750%	1/1/21	4,260	4,358
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	6.750%	1/1/21	2,000	2,053
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,791
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	29,985	26,547
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	7,300	8,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,450	8,475
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	3,000	3,212
[5]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	537
[5]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	47
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	4,188
	Clifton Higher Education Finance Corp. College & University Revenue	5.250%	3/1/29	3,000	3,074
	Collin County Community College District GO	5.000%	8/15/32	2,500	3,365
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,975	10,551
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	3,665	4,284
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	6,482
[8]	Dallas TX Miscellaneous Revenue	5.000%	8/15/28	2,125	2,132
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	5,980	6,767
[7]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,500	5,485
[7]	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,000	7,285
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,399
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	6,445	6,953
	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	5,879
[2]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	6,071
	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,919
	El Paso TX GO	5.000%	8/15/27	3,625	4,605
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	4,481
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,412
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	2,033
	Friendswood Independent School District GO	4.000%	2/15/32	3,630	4,186
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/35	21,495	25,088
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/2023	0.000%	10/1/36	8,585	9,981
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	13,890
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,871
	Harris County TX GO	5.000%	10/1/26	3,000	3,709
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,418
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,514
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,868
	Hays County TX GO	4.000%	2/15/31	2,265	2,622
	Hays County TX GO	4.000%	2/15/32	3,135	3,698
	Hays County TX GO	4.000%	2/15/32	3,820	4,414
	Hays County TX GO	4.000%	2/15/33	865	1,015
	Hays County TX GO	4.000%	2/15/33	3,320	3,894
	Hays County TX GO	5.000%	2/15/42	4,000	4,875

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Houston Community College System GO	5.000%	2/15/32	2,920	3,222
Houston Community College System GO	5.000%	2/15/35	3,000	3,924
Houston Community College System GO	4.000%	2/15/36	8,500	10,012
Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,000	3,216
Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,633
Houston TX Combined Utility System Sewer Revenue, Prere.	5.250%	11/15/20	5,000	5,070
Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	28,600	35,545
Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,706
Houston TX GO	5.000%	3/1/27	13,350	16,471
Humble Independent School District GO	4.000%	2/15/28	10,290	11,824
Katy Independent School District GO	3.000%	2/15/32	3,400	3,897
Katy Independent School District GO	3.000%	2/15/33	2,920	3,323
Klein Independent School District GO	5.000%	8/1/30	1,920	2,681
Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,171
Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,193
Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,476
Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,724
Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,788
Laredo Community College District GO	5.000%	8/1/30	2,030	2,383
Laredo Community College District GO	5.000%	8/1/34	1,500	1,753
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,446
Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,578
Lewisville Independent School District GO	5.000%	8/15/31	3,045	4,134
Lewisville Independent School District GO	5.000%	8/15/32	3,500	4,718
Lewisville Independent School District GO	5.000%	8/15/33	3,000	4,027
Lone Star College System GO	4.000%	2/15/29	1,150	1,320
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,585	6,177
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	6,774
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,925
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,331
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,916
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,912
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,273
Lower Colorado River Authority Lease Revenue	5.000%	5/15/30	5,080	5,902
Lower Colorado River Authority Lease Revenue	5.000%	5/15/31	3,460	4,008
Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	5,540	6,457
Lubbock TX GO	4.000%	2/15/30	1,250	1,465
Mainland College GO	4.000%	8/15/44	4,000	4,649
Mainland College GO	4.000%	8/15/49	10,950	12,612
Mansfield Independent School District GO	5.000%	2/15/45	5,000	5,858
Missouri City TX GO	4.000%	6/15/32	1,125	1,307
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	1,295	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nederland Independent School District GO	3.000%	8/15/34	1,175	1,323
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	6,060
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,870	5,004
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,853
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,673
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,617
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	4,183
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,140
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	5,000	5,385
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	5,518
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	9,012
[7]	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/34	3,000	3,406
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,996
[7]	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	3,140	3,549
[7]	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/36	3,810	4,288
	North Texas Tollway Authority Highway Revenue	6.250%	2/1/23	10,000	10,025
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	10,000	11,733
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,636
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	13,675	14,417
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	14,355	15,121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5,900	6,403
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	10,188
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	28,429
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,110	17,860
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,000	2,103
	Northside Independent School District GO	5.000%	6/1/32	1,000	1,341
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/23	1,000	1,064
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/24	4,325	4,596
	Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/25	4,520	4,793

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/26	2,250	2,381
Olmos Park Higher Education Facilities Corp. College & University Revenue	5.000%	12/1/27	1,845	1,949
Pasadena TX GO	4.000%	2/15/32	1,500	1,697
Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,625
SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/22	5,620	6,143
SA Energy Acquisition Public Facility Corp Natural Gas Revenue	5.500%	8/1/23	6,200	7,055
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	3,500	3,844
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	6,150
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/25	1,260	1,526
San Antonio TX GO	4.000%	8/1/31	6,305	7,782
San Antonio TX GO	4.000%	8/1/33	8,710	10,608
San Jacinto College District GO	5.000%	2/15/29	3,860	4,758
San Jacinto College District GO	5.000%	2/15/30	4,055	4,993
San Jacinto College District GO	5.000%	2/15/31	2,250	2,772
San Jacinto College District GO	5.000%	2/15/32	2,000	2,459
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	5,321
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	12,131
Texas GO	5.000%	8/1/27	2,000	2,453
Texas GO	4.000%	5/15/32	2,250	2,576
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,740	2,962
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	5,000	5,379
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/20	650	660
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,767
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,858
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	3,336
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,843
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	1,000	1,189
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,500	5,602
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,755	7,138
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	7,412
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	6/30/40	29,910	30,054
Texas State University System College & University Revenue, Prere.	5.000%	3/15/23	1,340	1,507
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	6,536
Texas University System College & University Revenue	5.000%	8/15/49	5,990	10,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,994
	Texas Water Development Board Water Revenue	5.000%	10/15/30	10,040	12,339
	Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	6,125
	Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	14,819
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	15,966
	Texas Water Development Board Water Revenue	5.000%	10/15/43	10,040	12,765
	United TX Independent School District GO	5.000%	8/15/28	2,355	2,868
	United TX Independent School District GO	5.000%	8/15/29	2,535	3,083
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	5,178
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	11,776
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	18,271
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,756
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,514
	University of North Texas System College & University Revenue	5.000%	4/15/36	3,000	3,499
	University of Texas System College & University Revenue	5.000%	8/15/30	8,215	11,528
	Ysleta Independent School District GO	4.000%	8/15/50	15,935	19,179
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	10,905	13,474
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,065	8,730
					1,147,268
Utah (0.7%)
	Alpine UT School District GO	5.000%	3/15/25	2,305	2,805
	Park City UT Water Revenue	3.000%	12/15/31	4,875	5,722
	Park City UT Water Revenue	3.000%	12/15/32	5,025	5,838
	Park City UT Water Revenue	3.000%	12/15/33	5,175	5,981
	Salt Lake City Corp. Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,531
[7]	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/43	1,500	1,786
[7]	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/44	1,625	1,932
[7]	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/45	1,000	1,188
[7]	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/47	2,500	2,960
	University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,528
	University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,178
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,382
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,172
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	865
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	765
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,419
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,398
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	19,695
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	7,129
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	17,325	21,329
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	7,962
					98,933
Vermont (0.1%)
[7]	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	12,679
[7]	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/50	5,000	5,828
					18,507
Virginia (1.4%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,192
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	2,080
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,482
[2]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,961
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	5,000	5,534
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.125%	1/1/43	1,000	1,004
	Fairfax County Economic Development Authority (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,439
	Fairfax County Economic Development Authority (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,819
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,131
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,351
	Fairfax County VA GO	4.000%	10/1/28	3,000	3,344
	Fairfax County VA GO	5.000%	10/1/32	5,735	7,979
	Fairfax County VA GO	5.000%	10/1/32	1,985	2,469
	Fairfax County VA GO	5.000%	10/1/35	2,735	3,655
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	3,014
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	2,292
[8]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/1/20	3,500	3,543
	Henrico County VA Water & Sewer Water Revenue	3.000%	5/1/34	3,445	3,938
	Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	715

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,279
Loudoun County VA GO	4.000%	12/1/30	7,325	9,278
Loudoun County VA GO	3.000%	12/1/31	7,535	8,697
Loudoun County VA GO	4.000%	12/1/32	6,900	8,073
Loudoun County VA GO	4.000%	12/1/33	6,895	8,043
Richmond VA GO	3.375%	3/1/41	3,000	3,360
Richmond VA Public Utility Natural Gas Revenue	3.000%	1/15/45	2,500	2,793
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,640	1,762
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	6,209
Salem VA GO	4.000%	5/1/31	3,305	4,262
Salem VA GO	4.000%	5/1/32	1,585	2,020
University of Virginia College & University Revenue	5.000%	4/1/45	5,000	5,930
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,155	2,696
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,000	6,758
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	7,083
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	3,182
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	2,865	3,165
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/33	5,310	5,980
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/34	5,470	6,154
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/35	2,720	3,048
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,837
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/31	4,425	5,326
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	12,307
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	1,580	2,190
Virginia Public School Authority Lease Revenue	3.000%	10/1/32	5,455	6,297
Virginia Resources Authority Lease Revenue	3.000%	11/1/36	2,340	2,668
Virginia Resources Authority Lease Revenue	3.000%	11/1/37	2,425	2,755
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	1,000	1,150
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	4,300
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	5,000	5,755
				216,299
Washington (0.9%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,770	16,882
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	7,000	7,497
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,706
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,711
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,862
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/45	2,000	2,365
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	10,870	11,738
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,732
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,902
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	4,545	5,140
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/34	3,665	4,146
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/35	3,240	3,643
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,522
	Seattle WA Municipal Light & Power Electric Power & Light Revenue, Prere.	5.250%	2/1/21	2,000	2,050
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	6,034
	University of Washington College & University Revenue	5.000%	7/1/34	2,000	2,154
[7]	Washington GO	5.000%	6/1/33	2,900	3,881
	Washington GO	5.000%	2/1/35	10,010	10,676
	Washington GO	5.000%	8/1/35	2,000	2,092
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	7,500	8,033
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,215	2,226
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	5,308
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/45	1,100	1,231
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,556
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,393
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	2,220
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,783
					130,455
West Virginia (0.5%)
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	8,541
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	7,665
	West Virginia Economic Development Authority Industrial Revenue	5.375%	12/1/38	2,500	2,532
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,862
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/44	20,000	21,966
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,926
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	4,047
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	5,985	6,317
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,520
					69,128
Wisconsin (1.3%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	5,305
[2]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,469
[2]	Monona Grove WI School District GO	3.000%	5/1/35	4,715	5,283
	Mount Pleasant WI Tax Allocation Revenue	5.000%	4/1/48	3,000	3,668
	Neenah Joint School District GO	3.000%	3/1/31	1,960	2,224
	Neenah Joint School District GO	3.000%	3/1/32	3,735	4,202
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,730
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,645
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/36	2,130	2,484
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/37	2,000	2,330
	Wisconsin GO	5.000%	5/1/31	8,635	10,385
	Wisconsin GO	5.000%	5/1/31	9,450	11,758
[7]	Wisconsin GO	5.000%	5/1/31	1,500	2,014
	Wisconsin GO	5.000%	5/1/32	5,950	7,369
	Wisconsin GO	5.000%	5/1/36	5,000	5,990
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,497
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,106
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,189
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,519
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,718
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	17,940
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	6,358
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,923
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	6,255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,602
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,650
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,827

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	17,039
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,693
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	5,000	5,647
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	20,690	22,013
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,749
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	11,278
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	7,198
				197,057
Total Tax-Exempt Municipal Bonds (Cost $13,357,008)				14,465,314

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (3.9%)
Money Market Fund (3.9%)
[10]	Vanguard Municipal Cash Management Fund (Cost $584,716)	0.180%	5,846,940	584,811
Total Investments (99.8%) (Cost $13,941,724)				15,050,125
Other Assets and Liabilities—Net (0.2%)				23,317
Net Assets (100%)				15,073,442
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value was $66,436,000, representing 0.4% of net assets.
5	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,465,314	—	14,465,314
Temporary Cash Investments	584,811	—	—	584,811
Total	584,811	14,465,314	—	15,050,125